UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Money Market Fund

March 31, 2011

1.814634.106

MIS-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount	Value
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 0.86%, VRDN (a)(d)	$ 2,300,000	$ 2,300,000
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) 1.5% tender 4/6/11, CP Mode (d)	1,200,000	1,200,000
Louisiana - 0.3%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) 0.38%, VRDN (a)(d)	3,000,000	3,000,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds ( New England Pwr. Co. Proj.) Series 1993 B, 0.85% tender 4/7/11, CP Mode	2,000,000	2,000,000
Michigan - 91.4%
Detroit City School District Participating VRDN Series Solar 06 01, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	14,850,000	14,850,000
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
Eastern Michigan Univ. Revs. Series 2009 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	3,625,000	3,625,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 0.24%, LOC PNC Bank NA, VRDN (a)	6,785,000	6,785,000
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.21%, LOC PNC Bank NA, VRDN (a)	29,410,000	29,410,000
Series 2008 B, 0.21%, LOC U.S. Bank NA, Minnesota, VRDN (a)	13,940,000	13,940,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.):
Series 2008 B1, 0.32%, LOC RBS Citizens NA, VRDN (a)	16,400,000	16,400,000
Series 2008 B3, 0.23% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	8,900,000	8,900,000
Series 2008 C, 0.22%, LOC Bank of New York, New York, VRDN (a)	32,200,000	32,200,000
Bonds (Spectrum Health Proj.) Series 2005 B, 5% 7/15/11	7,995,000	8,098,842
Michigan Bldg. Auth. Rev.:
Participating VRDN Series Solar 06 21, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	3,800,000	3,800,000
Series 6:
0.35% 6/2/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	52,190,000	52,190,000
0.35% 6/2/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	8,800,000	8,800,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev. RAN:
Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	$ 9,695,000	$ 9,755,643
Series 2010 D3, 2% 8/22/11, LOC Bank of Nova Scotia New York Branch	9,900,000	9,961,854
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	13,300,000	13,404,302
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.21%, LOC Wells Fargo Bank NA, VRDN (a)	5,700,000	5,700,000
Michigan Hosp. Fin. Auth. Rev.:
(Hosp. Equip. Ln. Prog.) Series B, 0.26%, LOC Bank of America NA, VRDN (a)	5,400,000	5,400,000
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	8,210,000	8,210,000
Series 2008 B2, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	1,185,000	1,185,000
Bonds:
(Ascension Health Cr. Group Proj.):
Series 1999 B, 3.75%, tender 3/15/12 (a)	8,700,000	8,974,636
Series 2010 F5, 0.45%, tender 3/15/12 (a)	8,000,000	8,000,000
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.34%, tender (a) 10/27/11	8,800,000	8,800,000
0.34%, tender (a) 10/27/11	8,800,000	8,800,000
0.34%, tender (a) 10/27/11	7,100,000	7,100,000
(McLaren Health Care Corp. Proj.) Series 2008 A, 5%	2,200,000	2,211,786
(Sparrow Hosp. Obligated Group Proj.) Series 2001, 5.625% (Pre-refunded to 11/15/11 @ 101) (e)	4,500,000	4,688,178
(Trinity Health Sys. Proj.):
Series 2008 C:
0.3% tender 7/8/11, CP mode	16,000,000	16,000,000
0.31% tender 6/7/11, CP mode	24,000,000	24,000,000
0.34% tender 6/6/11, CP mode	20,000,000	20,000,000
Series 2009 C, 0.3% tender 4/21/11, CP mode	17,400,000	17,400,000
Participating VRDN Series ROC II R 11676, 0.25% (Liquidity Facility Citibank NA) (a)(f)	6,800,000	6,800,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.27%, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.27%, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.27%, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.25%, LOC Fannie Mae, VRDN (a)(d)	$ 1,075,000	$ 1,075,000
(Hunt Club Apts. Proj.) 0.3%, LOC Fannie Mae, VRDN (a)(d)	6,795,000	6,795,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	66,800,000	66,799,999
Series 2009 D, 0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	25,800,000	25,800,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	6,600,000	6,600,000
Michigan Muni. Bond Auth. Rev. Bonds Series 2002, 5.25% 10/1/11	2,310,000	2,366,480
Michigan State Univ. Revs.:
Participating VRDN Series WF 11 33 C, 0.25% (Liquidity Facility Wells Fargo Bank NA) (a)(f)	5,500,000	5,500,000
Series 2000 A, 0.2% (Liquidity Facility Northern Trust Co.), VRDN (a)	8,500,000	8,500,000
0.22% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	38,510,000	38,510,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.43%, LOC Bank of America NA, VRDN (a)(d)	1,300,000	1,300,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 0.43%, LOC Bank of America NA, VRDN (a)(d)	7,930,000	7,930,000
(Ascension Health Cr. Group Proj.) Series 2007 V1, 0.26%, VRDN (a)	2,830,000	2,830,000
(BC&C Proj.) 0.4%, LOC Comerica Bank, VRDN (a)(d)	790,000	790,000
(Bosal Ind. Proj.) Series 1998, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
(Consumers Energy Co. Proj.):
0.23%, LOC Wells Fargo Bank NA, VRDN (a)	7,000,000	7,000,000
0.26%, LOC Wells Fargo Bank NA, VRDN (a)(d)	34,000,000	34,000,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.25%, LOC JPMorgan Chase & Co., VRDN (a)	7,000,000	7,000,000
(Grand Rapids Art Museum Proj.) Series 2006 A, 0.47%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
(Greenpath, Inc. Proj.) Series 2011, 0.24%, LOC PNC Bank NA, VRDN (a)	6,000,000	6,000,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.24%, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(John H. Dekker & Sons Proj.) Series 1998, 0.53%, LOC Bank of America NA, VRDN (a)(d)	$ 450,000	$ 450,000
(Pioneer Laboratories, Inc. Proj.) 0.35%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,400,000	1,400,000
(S&S LLC Proj.) Series 2000, 0.51%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,205,000	1,205,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.31%, LOC Bank of Tokyo-Mitsubishi, VRDN (a)	9,500,000	9,500,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.26%, LOC Comerica Bank, VRDN (a)	11,350,000	11,350,000
(Van Andel Research Institute Proj.) Series 2008, 0.25%, LOC Bank of America NA, VRDN (a)	62,200,000	62,200,000
(W.H. Porter, Inc. Proj.) Series 2001, 0.89%, LOC Bank of America NA, VRDN (a)(d)	2,035,000	2,035,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	11,080,000	11,080,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.25%, LOC Bank of America NA, VRDN (a)	8,325,000	8,325,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 0.26%, LOC Barclays Bank PLC, VRDN (a)(d)	5,686,000	5,686,000
Michigan Trunk Line Fund Rev. Bonds:
Series 1998 A, 5.25% 11/1/11	1,000,000	1,027,423
Series A, 0% 10/1/11	3,630,000	3,615,460
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,300,000	5,300,000
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.43%, LOC Bank of America NA, VRDN (a)(d)	2,540,000	2,540,000
(Progressive Metal Manufacturing Co. Proj.) 0.4%, LOC Comerica Bank, VRDN (a)(d)	640,000	640,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.26%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,970,000	5,970,000
Wayne County Arpt. Auth. Rev.:
0.25%, LOC PNC Bank NA, VRDN (a)(d)	9,000,000	9,000,000
0.26%, LOC JPMorgan Chase Bank, VRDN (a)(d)	9,000,000	9,000,000
		801,205,603
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,200,000	6,200,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - 0.4%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.33% tender 4/8/11 CP mode (d)	$ 3,300,000	$ 3,300,000
	Shares
Other - 6.2%
Fidelity Municipal Cash Central Fund, 0.23% (b)(c)	54,194,000	54,194,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $873,399,603)		873,399,603
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,350,918
NET ASSETS - 100%		$ 876,750,521
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 33,069
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2011, the cost of investment securities for income tax purposes was $873,399,603.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania Municipal
Money Market Fund

March 31, 2011

1.814638.106

PFR-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.32%, LOC Bank of America NA, VRDN (a)	$ 855,000	$ 855,000
Florida - 0.3%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.35%, LOC PNC Bank NA, VRDN (a)(d)	2,165,000	2,165,000
Georgia - 0.5%
Coweta County Dev. Auth. Rev. (W.Y. Industries, Inc. Proj.) Series 2007, 0.41%, LOC Wells Fargo Bank NA, VRDN (a)(d)	3,040,000	3,040,000
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.33%, VRDN (a)	3,100,000	3,100,000
Kentucky - 0.4%
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.28%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	1,600,000	1,600,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) 1.5% tender 4/6/11, CP mode (d)	1,000,000	1,000,000
		2,600,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.8% tender 4/13/11, CP mode	1,000,000	1,000,000
Pennsylvania - 93.1%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.24%, LOC PNC Bank NA, VRDN (a)	3,110,000	3,110,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.24%, LOC PNC Bank NA, VRDN (a)	8,750,000	8,750,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.24%, LOC PNC Bank NA, VRDN (a)	5,000,000	5,000,000
Bonds:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A:
4% 9/1/11	4,000,000	4,058,954
5% 9/1/11	4,100,000	4,176,950
Series 2010 A, 3% 5/15/11	4,250,000	4,262,848
(UPMC Health Sys. Proj.) Series 1998 B, 5.25% 11/1/11	1,950,000	2,004,801
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.39%, LOC PNC Bank NA, VRDN (a)(d)	300,000	300,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.: - continued
(R.I. Lampus Co. Proj.) Series 1997 A, 0.39%, LOC PNC Bank NA, VRDN (a)(d)	$ 710,000	$ 710,000
(The Neighborhood Academy Proj.) 0.24%, LOC PNC Bank NA, VRDN (a)	4,500,000	4,500,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.29%, LOC PNC Bank NA, VRDN (a)(d)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.24%, LOC PNC Bank NA, VRDN (a)	200,000	200,000
Allegheny County Port Auth. Spl. Rev. Bonds 2% 3/1/12	6,600,000	6,675,694
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.23%, LOC Royal Bank of Scotland PLC, VRDN (a)	10,000,000	10,000,000
Series 2005 A, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,700,000	6,700,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	9,110,000	9,110,000
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,750,000	2,750,000
Bucks County Indl. Dev. Auth. Rev. (Snowball Real Estate LP Proj.) 0.46%, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,485,000	1,485,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.34%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,840,000	2,840,000
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Bonds (Jefferson Health Sys. Proj.) Series 2010 A, 2% 5/15/11	3,475,000	3,481,722
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.22%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	10,700,000	10,700,000
Chester County Intermediate Unit Rev. Series 2003, 0.26%, LOC PNC Bank NA, VRDN (a)	2,235,000	2,235,000
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.26%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	5,525,000	5,525,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.44%, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,000,000	8,000,000
Dauphin County Gen. Auth. Bonds Series A, 3% 6/1/11	1,550,000	1,555,946
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.27%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,715,000	4,715,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Auth. Rev. (White Horse Village Proj.): - continued
Series 2008, 0.27%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 9,810,000	$ 9,810,000
Delaware County Indl. Dev. Auth. Rev. (The Agnes Irwin School Proj.) Series 2003, 0.34%, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,805,000	6,805,000
Delaware Valley School District Bonds Series 2007, 4% 11/15/11	2,475,000	2,530,812
East Penn School District Bonds Series 2011, 2% 11/15/11	1,435,000	1,449,401
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,600,000	6,600,000
Haverford Township School District Series 2009, 0.25%, LOC TD Banknorth, NA, VRDN (a)	4,675,000	4,675,000
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.24%, LOC Bank of America NA, VRDN (a)	15,425,000	15,425,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.25%, LOC Fannie Mae, VRDN (a)	1,950,000	1,950,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.29%, LOC PNC Bank NA, VRDN (a)(d)	3,030,000	3,030,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.35%, LOC PNC Bank NA, VRDN (a)(d)	1,517,000	1,517,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)(d)	24,000,000	24,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.29%, LOC PNC Bank NA, VRDN (a)(d)	500,000	500,000
(Westrum Harleysville II, LP Proj.) Series 2005, 0.28%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)(d)	11,535,000	11,535,000
Series 2002 B5, 0.29%, LOC PNC Bank NA, VRDN (a)(d)	5,000,000	5,000,000
Series 2004 D2, 0.29%, LOC PNC Bank NA, VRDN (a)(d)	1,100,000	1,100,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.26%, LOC Citibank NA, VRDN (a)(d)	6,500,000	6,500,000
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.) Series 1996 C, 0.26%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	4,455,000	4,455,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.:
Bonds:
First Series 2003, 5% 1/1/12	$ 3,000,000	$ 3,103,437
First Series 2006, 5% 10/1/11	1,400,000	1,432,546
First Series 2007, 5% 8/1/11	2,320,000	2,356,148
First Series 2009, 5% 7/15/11	5,000,000	5,067,768
Second Series 2005, 5.25% 1/1/12	1,600,000	1,657,724
Second Series, 6.25% 7/1/11	1,000,000	1,014,543
Series 2009, 3% 7/1/11	2,450,000	2,466,344
Third Series 2004, 5.25% 7/1/11	1,000,000	1,012,259
Participating VRDN:
Series Putters 3350, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,540,000	4,540,000
Series Putters 3352Z, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,435,000	4,435,000
Series ROC II R 11056, 0.25% (Liquidity Facility Citibank NA) (a)(f)	2,200,000	2,200,000
Series ROC II R 11505, 0.25% (Liquidity Facility Citibank NA) (a)(f)	5,200,000	5,200,000
TAN First Series 2010-2011, 2.5% 6/30/11	13,700,000	13,773,863
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.22%, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
( Salle Univ. Proj.) Series 2007 B, 0.28%, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,790,000	3,790,000
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.3%, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,660,000	7,660,000
(Drexel Univ. Proj.) Series B, 0.23%, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,875,000	11,875,000
(Holy Family Univ. Proj.) Series 2008, 0.25%, LOC TD Banknorth, NA, VRDN (a)	3,370,000	3,370,000
(King's College Proj.) Series 2002 J3, 0.24%, LOC PNC Bank NA, VRDN (a)	160,000	160,000
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.22%, LOC Bank of America NA, VRDN (a)	22,700,000	22,700,000
Bonds:
(Bryn Mawr College Proj.) Series 2009, 0.43%, tender 2/11/12 (a)	7,500,000	7,500,000
(Temple Univ. Proj.) Series 2010 A, 4% 4/1/11	5,525,000	5,525,000
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2010 E, 3% 5/15/11	5,670,000	5,687,368
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
Bonds:
Series AK, 4% 6/15/11	$ 1,780,000	$ 1,793,570
Participating VRDN:
ROC II R 11721, 0.26% (Liquidity Facility Citibank NA) (a)(f)	7,500,000	7,500,000
Series MS 3252, 0.26% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	5,840,000	5,840,000
Series Putters 3583Z, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,060,000	6,060,000
Series WF 11 26C, 0.25% (Liquidity Facility Wells Fargo Bank NA) (a)(f)	5,000,000	5,000,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Bonds Series 2010-111, 0.45% 9/22/11	6,500,000	6,500,000
Participating VRDN:
Series Merlots 07 C50, 0.32% (Liquidity Facility Wells Fargo Bank NA) (a)(d)(f)	1,330,000	1,330,000
Series Putters 1213 B, 0.36% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	540,000	540,000
Series Putters 3786 Z, 0.36% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	4,985,000	4,985,000
Series 2002 74A, 0.24% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	2,600,000	2,600,000
Series 2002 75A, 0.24% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	8,100,000	8,100,000
Series 2003 77B, 0.24% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	7,575,000	7,575,000
Series 2003 79B, 0.24% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	6,450,000	6,450,000
Series 2004 81C, 0.24% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	5,000,000	5,000,000
Series 2004 86B, 0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,320,000	6,320,000
Series 2005 90C, 0.23% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,000,000	6,000,000
Series 2005 97C, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	4,450,000	4,450,000
Series 2005-89, 0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	9,825,000	9,825,000
Series 2006 92B, 0.24% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	21,370,000	21,370,000
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.31% 4/5/11, LOC Bank of America NA, CP	15,000,000	15,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev.:
Bonds (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/11	$ 1,760,000	$ 1,776,943
Participating VRDN Series Putters 3481, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,035,000	5,035,000
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	6,685,000	6,685,000
Pennsylvania State Pub. School Bldg. Auth. Bonds (Marple Newtown School District Proj.) Series 2001, 5% 3/1/27 (Pre-Refunded to 9/1/11 @ 100) (e)	1,530,000	1,559,634
Pennsylvania State Univ. Participating VRDN Series ROC II R 11917, 0.25% (Liquidity Facility Citibank NA) (a)(f)	1,300,000	1,300,000
Pennsylvania Tpk. Commission Registration Fee Rev. Bonds Series 2001, 5% 7/15/31 (Pre-Refunded to 7/15/11 @ 101) (e)	6,600,000	6,754,576
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series 2001 T, 5.5% 12/1/11	2,510,000	2,591,092
Series 2008 B3, 0.24%, LOC Bank of America NA, VRDN (a)	800,000	800,000
Series 2008 B4, 0.24%, LOC Bank of America NA, VRDN (a)	4,115,000	4,115,000
Series 2008 B5, 0.24%, LOC Bank of America NA, VRDN (a)	18,425,000	18,425,000
Philadelphia Arpt. Rev. Series 2005 C, 0.23%, LOC TD Banknorth, NA, VRDN (a)(d)	9,175,000	9,175,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.28%, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,005,000	8,005,000
(The Franklin Institute Proj.) Series 2006, 0.25%, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series D, 0.22%, LOC Bank of America NA, VRDN (a)	9,600,000	9,600,000
Eighth Series E, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Fifth Series A2, 0.23%, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN (a)	2,685,000	2,685,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev.:
Bonds (Jefferson Health Sys. Proj.) Series 2010 B, 2% 5/15/11	6,200,000	6,211,994
Participating VRDN Series ROC II R 11867, 0.26% (Liquidity Facility Citibank NA) (a)(f)	5,500,000	5,500,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev.:
Bonds:
Series 1993, 7% 6/15/11	$ 3,000,000	$ 3,038,810
Series 1998, 5.25% 12/15/11	1,475,000	1,522,093
Series 2005 B, 0.22%, LOC Bank of America NA, VRDN (a)	8,780,000	8,780,000
Ridley School District Series 2009, 0.25%, LOC TD Banknorth, NA, VRDN (a)	6,720,000	6,720,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.45%, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	1,790,000	1,790,000
Union County Higher Edl. Facilities Fing. Auth. Univ. Rev. Bonds (Bucknell Univ. Proj.) Series 2010, 3% 4/1/11	1,615,000	1,615,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2010, 2% 5/31/11	6,700,000	6,716,781
Bonds:
Series 2009 A, 5% 9/15/11	1,045,000	1,066,906
Series C, 0.3% tender 5/19/11, CP mode	8,000,000	8,000,000
0.28% tender 5/4/11, CP mode	2,500,000	2,500,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	9,400,000	9,400,000
Wilkens Area Indl. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 0.34%, LOC Bank of America NA, VRDN (a)	650,000	650,000
		625,233,527
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.37%, VRDN (a)(d)	1,000,000	1,000,000
	Shares
Other - 4.7%
Fidelity Municipal Cash Central Fund, 0.23% (b)(c)	31,360,000	31,360,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $670,353,527)		670,353,527
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,182,435
NET ASSETS - 100%		$ 671,535,962
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 13,617
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2011, the cost of investment securities for income tax purposes was $670,353,527.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio Municipal
Money Market Fund

March 31, 2011

1.814643.106

OFS-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount	Value
Kentucky - 0.4%
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)(c)	$ 1,000,000	$ 1,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.28%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(c)	2,060,000	2,060,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) 1.5% tender 4/6/11, CP mode (c)	1,400,000	1,400,000
		4,460,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.8% tender 4/12/11, CP mode	3,830,000	3,830,000
Minnesota - 0.8%
Minnesota Hsg. Fin. Agcy. Series 2009 C, 0.26% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)(c)	8,000,000	8,000,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.29%, LOC Bank of America NA, VRDN (a)(c)	4,000,000	4,000,000
North Carolina - 0.9%
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.27%, LOC Bank of America NA, VRDN (a)(c)	1,600,000	1,600,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.41%, LOC Wells Fargo Bank NA, VRDN (a)(c)	7,000,000	7,000,000
		8,600,000
Ohio - 89.1%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	21,900,000	21,900,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	925,000	925,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.49%, tender 8/15/11 (a)	4,437,000	4,437,000
Amherst Exempted Village School District Bonds Series 2001, 5.5% 12/1/15 (Pre-Refunded to 12/1/11 @ 100) (d)	2,000,000	2,067,993
Avon Gen. Oblig. BAN:
1.25% 7/21/11	3,500,000	3,507,089
1.5% 5/11/11	2,835,000	2,837,840
Avon Local School District BAN 1.125% 12/14/11	1,255,000	1,258,897
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 0.27%, LOC PNC Bank NA, VRDN (a)	$ 380,000	$ 380,000
Cincinnati Wtr. Sys. Rev. Bonds Series 2005 A, 5% 12/1/11	1,000,000	1,031,091
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,275,000	9,275,000
Series 2009 A, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)(c)	18,405,000	18,405,000
Series 2009 D, 0.27%, LOC KBC Bank NV, VRDN (a)	8,950,000	8,950,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.24%, LOC Bank of America NA, VRDN (a)	34,380,000	34,380,000
Columbus City School District:
BAN 2% 12/1/11	4,670,000	4,717,515
Participating VRDN Series 1488, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,945,000	10,945,000
Columbus Gen. Oblig. Bonds Series 2009 A, 5% 7/1/11	1,655,000	1,674,328
Columbus Muni. Arpt. Auth. Rev. Series A, 0.3% 5/16/11, LOC Cr. Agricole CIB, CP	5,000,000	5,000,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,275,000	11,275,000
Cuyahoga County Indl. Dev. Rev. (Pubco Corp. Proj.) Series 2001, 0.39%, LOC PNC Bank NA, VRDN (a)(c)	865,000	865,000
Cuyahoga Falls Gen. Oblig. BAN 1.25% 12/8/11	2,880,000	2,889,229
Delaware Gen. Oblig. BAN:
Series 2010, 1.5% 12/15/11	4,530,000	4,556,072
1.25% 4/27/11	5,875,000	5,877,412
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.):
Series 2004 A, 0.23%, LOC PNC Bank NA, VRDN (a)	10,330,000	10,330,000
Series 2004 B, 0.23%, LOC PNC Bank NA, VRDN (a)	6,915,000	6,915,000
Franklin County Hosp. Rev. (U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,065,000	3,065,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	1,790,000	1,790,000
Greene County Gen. Oblig. BAN Series 2010 C, 1.5% 6/17/11	8,345,000	8,362,159
Hamilton County Econ. Dev. Rev. Participating VRDN Series Solar 06 158, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	700,000	700,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Health Care Facilities Rev.:
(Deaconess Long Term. Care, Inc. Proj.) Series 2000 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	$ 8,925,000	$ 8,925,000
(The Children's Home of Cincinnati Proj.) Series 2009, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,450,000	3,450,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2006 C, 0.25%, LOC PNC Bank NA, VRDN (a)	8,620,000	8,620,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.25%, LOC PNC Bank NA, VRDN (a)	8,730,000	8,730,000
Series 2000, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	10,805,000	10,805,000
Series 2002 I, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,570,000	14,570,000
Series 2007 M, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	2,500,000	2,500,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.21%, LOC PNC Bank NA, VRDN (a)	1,500,000	1,500,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.24%, LOC Bank of New York, New York, VRDN (a)	9,780,000	9,780,000
Independence Gen. Oblig. BAN Series 2010, 1.875% 4/26/11	3,500,000	3,500,000
Kent State Univ. Revs. Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (a)	37,750,000	37,750,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2002, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	11,400,000	11,400,000
Series 2008 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.55%, LOC JPMorgan Chase Bank, VRDN (a)(c)	2,240,000	2,240,000
Lancaster Port Auth. Gas Rev. 0.25% (Liquidity Facility Royal Bank of Canada), VRDN (a)	44,945,000	44,945,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	1,075,000	1,075,000
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	8,500,000	8,500,000
Lorain County Ohio Port Auth. Rev. (Nat'l. Bronze and Metals, Inc. Proj.) Series 2009, 0.41%, LOC Bank of America NA, VRDN (a)	8,075,000	8,075,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,845,000	1,845,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Mahoning County Hsg. Rev. (Univ. Hsg. Corp. at Youngstown State Univ. Proj.) Series 2002, 0.27%, LOC PNC Bank NA, VRDN (a)	$ 2,000,000	$ 2,000,000
Mason City School District BAN Series 2011, 2% 2/1/12	3,300,000	3,341,280
Mason Gen. Oblig. BAN:
(Mason Road Proj.) 1.5% 6/29/11	1,140,000	1,142,401
Series 2010, 3% 6/29/11	1,640,000	1,649,569
1.5% 6/29/11	2,400,000	2,406,273
3% 6/29/11	3,800,000	3,822,104
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)(c)	3,160,000	3,160,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	9,480,000	9,480,000
Montgomery County Rev.:
(Catholic Health Initiatives Proj.) Series 2004 B2, 0.26% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	26,900,000	26,900,000
Bonds (Miami Valley Hosp. Proj.) Series A, 5% 11/15/11	3,545,000	3,639,180
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.54%, VRDN (a)	2,400,000	2,400,000
Series B, 0.43%, VRDN (a)	1,100,000	1,100,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)(c)	18,700,000	18,700,000
(FirstEnergy Corp. Proj.) Series 2006 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	9,150,000	9,150,000
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.25%, LOC Bank of Tokyo-Mitsubishi, VRDN (a)	4,600,000	4,600,000
Series 2009 D, 0.26%, LOC Bank of Tokyo-Mitsubishi, VRDN (a)	3,580,000	3,580,000
Ohio Bldg. Auth. Bonds (Administrative Bldg. Fund Proj.) Series 2003 A, 5% 4/1/12	4,605,000	4,813,681
Ohio Gen. Oblig. Bonds:
(Higher Ed. Cap. Facilities Proj.) Series 2004 A, 5% 8/1/11	3,500,000	3,554,224
Series 2001 B, 4.75% 11/1/21 (Pre-Refunded to 11/1/11 @ 100) (d)	1,800,000	1,846,309
Series 2002 A, 5% 8/1/11	1,000,000	1,015,519
5% 3/15/12	2,000,000	2,086,111
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.23%, LOC PNC Bank NA, VRDN (a)	6,300,000	6,300,000
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.22%, LOC PNC Bank NA, VRDN (a)	19,650,000	19,650,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Marietta College Proj.) 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	$ 385,000	$ 385,000
(Ohio Northern Univ. Proj.) Series 2008 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	4,125,000	4,125,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.32%, LOC RBS Citizens NA, VRDN (a)	12,000,000	12,000,000
(Xavier Univ. Proj.) Series B, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,350,000	1,350,000
Bonds:
(Cleveland Clinic Foundation Proj.):
Series 2008 A, 4% 1/1/12	1,200,000	1,230,828
Series 2008 B5:
0.32% tender 6/22/11, CP mode	10,200,000	10,200,000
0.34% tender 10/6/11, CP mode	2,000,000	2,000,000
0.35% tender 9/8/11, CP mode	12,700,000	12,700,000
0.35% tender 9/15/11, CP mode	7,100,000	7,100,000
0.36% tender 6/15/11, CP mode	10,300,000	10,300,000
Series 2008 B6:
0.32% tender 4/7/11, CP mode	7,300,000	7,300,000
0.34% tender 10/6/11, CP mode	23,900,000	23,900,000
(Univ. of Dayton Proj.) Series 2011 A, 2% 12/1/11	2,690,000	2,712,771
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	6,000,000	6,000,000
Series 2005 B2, 0.23% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	5,000,000	5,000,000
Series 2005 D, 0.24% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	9,900,000	9,900,000
Series 2005 F, 0.23% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	11,800,000	11,800,000
Series 2006 F, 0.23% (Liquidity Facility Citibank NA), VRDN (a)(c)	1,000,000	1,000,000
Series B:
0.23% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	4,000,000	4,000,000
0.25% (Liquidity Facility Citibank NA), VRDN (a)(c)	10,600,000	10,600,000
Participating VRDN:
Series Clipper 06 8, 0.37% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)	1,000,000	1,000,000
Series Merlots 01 A78, 0.32% (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)	1,475,000	1,475,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Participating VRDN:
Series Merlots 06 A2, 0.32% (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)	$ 3,080,000	$ 3,080,000
Series Putters 1334, 0.4% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)(e)	14,535,000	14,535,000
Series 2004 D, 0.23% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	10,860,000	10,860,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 0.6%, LOC RBS Citizens NA, VRDN (a)(c)	700,000	700,000
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.39%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(c)	435,000	435,000
(Wingate at Belle Meadows Proj.) 0.27%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(c)	7,755,000	7,755,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	10,100,000	10,100,000
Participating VRDN Series BC 09 35W, 0.26% (Liquidity Facility Barclays Bank PLC) (a)(e)	7,440,000	7,440,000
Series 2006 I, 0.25% (Liquidity Facility Citibank NA), VRDN (a)(c)	7,225,000	7,225,000
Series 2006 J, 0.24% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(c)	6,200,000	6,200,000
Series 2006 M, 0.23% (Liquidity Facility Citibank NA), VRDN (a)(c)	11,825,000	11,825,000
Series 2006 N, 0.23% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(c)	21,095,000	21,095,000
Series 2008 H, 0.24% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	5,000,000	5,000,000
Ohio Major New State Infrastructure Rev. Bonds:
Series 2006-1, 5% 12/15/11	2,665,000	2,750,723
Series 2007-1, 5% 6/15/11	5,285,000	5,335,674
Series 2008-1, 5% 6/15/11	3,340,000	3,371,336
Series 2010-1, 2% 6/15/11	9,900,000	9,931,797
Ohio State Univ. Gen. Receipts:
Bonds Series 2005 A, 5% 6/1/11	8,530,000	8,596,954
Series 2005 B, 0.2%, VRDN (a)	8,700,000	8,700,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.3%, LOC Bank of America NA, VRDN (a)(c)	5,200,000	5,200,000
Ohio Wtr. Dev. Auth. Rev. Bonds (Drinking Wtr. Fund Prog.) Series 2010 A, 1.5% 6/1/11	4,105,000	4,112,585
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2004, 5% 6/1/11	$ 1,530,000	$ 1,541,960
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,300,000	10,300,000
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	11,410,000	11,410,000
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	995,000	995,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)(c)	1,270,000	1,270,000
Stow Gen. Oblig. BAN 2% 5/6/11	3,700,000	3,705,006
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.24%, LOC PNC Bank NA, VRDN (a)(c)	5,800,000	5,800,000
Univ. of Cincinnati Gen. Receipts BAN:
Series 2010 E, 1.5% 7/21/11	5,000,000	5,013,594
Series 2010 H, 2% 12/16/11	14,810,000	14,966,803
Univ. of Toledo Gen. Receipts BAN Series 2010, 1.5% 6/1/11	8,000,000	8,010,340
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.27%, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
Westlake Gen. Oblig. BAN Series 2010-1, 1.25% 4/21/11	4,275,000	4,276,816
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.43%, LOC RBS Citizens NA, VRDN (a)	2,100,000	2,100,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.34%, LOC PNC Bank NA, VRDN (a)(c)	1,165,000	1,165,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 1%, LOC JPMorgan Chase Bank, VRDN (a)(c)	2,550,000	2,550,000
		893,640,463
Pennsylvania - 0.1%
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.27%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,200,000	1,200,000
South Carolina - 0.3%
Charleston Wtrwks. & Swr. Rev. Series A, 0.23% (Liquidity Facility Bank of America NA), VRDN (a)	3,165,000	3,165,000
Texas - 0.1%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Other - 6.9%
Fidelity Municipal Cash Central Fund, 0.23% (b)	$ 68,658,000	$ 68,657,996
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $996,553,459)		996,553,459
NET OTHER ASSETS (LIABILITIES) - 0.6%		6,131,931
NET ASSETS - 100%		$ 1,002,685,390
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 43,083
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2011, the cost of investment securities for income tax purposes was $996,553,459.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011